Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
N/A
Goldman, Sachs & Co.
Litton Loan Servicing LP
March 25, 2006
February 28, 2006
February 01, 2006
-
Payment Date Statement
-
Remittance Summary
-
Delinquency Summary
-
Mortgage Loan Characteristics
-
Delinquency History Report - Six Months
-
CPR/CDR History Report - Six Months
-
Bankruptcy Loan Detail Report
-
Foreclosure Loan Detail Report
-
REO Loan Detail Report
-
Prepayment & Liquidation Loan Detail Report
-
Material Modifications, Extentions, Waivers Loan Detail Report
-
Material Breaches Loan Detail Report
05/21/2006 10:58 am
Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
25-May-06
Determination Date 15-May-06 Accrual Periods: Begin End
Record Date - Fixed Certificates 30-Apr-06 Libor Certificates 4/25/2006 5/24/2006
Record Date - Libor Certificates 24-May-06 Fixed Certificates 4/1/2006 4/30/2006
Payment Detail:
Pass
Realized
Applied Loss
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Writedown
Recovered
Balance (2)
A-1 5.02938% $310,299,000.00 $295,037,598.58 $14,151,218.80 $1,236,546.83 $15,387,765.63 N/A N/A $280,886,379.78
A-2 5.13938% $224,955,000.00 $224,955,000.00 $0.00 $963,441.02 $963,441.02 N/A N/A $224,955,000.00
A-3 5.24938% $42,565,000.00 $42,565,000.00 $0.00 $186,199.88 $186,199.88 N/A N/A $42,565,000.00
M-1 5.31938% $23,213,000.00 $23,213,000.00 $0.00 $102,898.97 $102,898.97 $0.00 $0.00 $23,213,000.00
M-2 5.33938% $21,784,000.00 $21,784,000.00 $0.00 $96,927.54 $96,927.54 $0.00 $0.00 $21,784,000.00
M-3 5.35938% $12,857,000.00 $12,857,000.00 $0.00 $57,421.29 $57,421.29 $0.00 $0.00 $12,857,000.00
M-4 5.45938% $11,070,000.00 $11,070,000.00 $0.00 $50,362.78 $50,362.78 $0.00 $0.00 $11,070,000.00
M-5 5.47938% $10,714,000.00 $10,714,000.00 $0.00 $48,921.73 $48,921.73 $0.00 $0.00 $10,714,000.00
M-6 5.55938% $9,642,000.00 $9,642,000.00 $0.00 $44,669.62 $44,669.62 $0.00 $0.00 $9,642,000.00
B-1 6.09938% $9,285,000.00 $9,285,000.00 $0.00 $47,193.95 $47,193.95 $0.00 $0.00 $9,285,000.00
B-2 6.00000% $10,000,000.00 $10,000,000.00 $0.00 $50,000.00 $50,000.00 $0.00 $0.00 $10,000,000.00
B-3 6.00000% $6,428,000.00 $6,428,000.00 $0.00 $32,140.00 $32,140.00 $0.00 $0.00 $6,428,000.00
B-4 6.00000% $5,357,000.00 $5,357,000.00 $0.00 $26,785.00 $26,785.00 $0.00 $0.00 $5,357,000.00
B-5 6.00000% $7,142,000.00 $7,142,000.00 $0.00 $35,710.00 $35,710.00 $0.00 $0.00 $7,142,000.00
CE N/A $8,928,486.23 $8,928,486.23 $0.00 $874,957.60 $874,957.60 N/A N/A $8,928,486.23
P N/A $0.00 $0.00 $0.00 $213,289.27 $213,289.27 N/A N/A $0.00
R 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
R-X 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $714,239,486.23 $698,978,084.81 $14,151,218.80 $4,067,465.48 $18,218,684.28 $0.00 $0.00 $684,826,866.01
(1) Reflects the application of Net Funds Cap
(2) Reflects increase due to Unpaid Loss Amounts recovered
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Writedown
Balance
Index
Value
A-1 362334EA8 $950.81711053 $45.60510604 $3.98501713 $0.00000000 $905.21200449 LIBOR 4.95938%
A-2 362334EB6 $1,000.00000000 $0.00000000 $4.28281665 $0.00000000 $1,000.00000000 SWAP LIBOR 4.95938%
A-3 362334EC4 $1,000.00000000 $0.00000000 $4.37448326 $0.00000000 $1,000.00000000
M-1 362334ED2 $1,000.00000000 $0.00000000 $4.43281653 $0.00000000 $1,000.00000000
M-2 362334EE0 $1,000.00000000 $0.00000000 $4.44948311 $0.00000000 $1,000.00000000
M-3 362334EF7 $1,000.00000000 $0.00000000 $4.46614996 $0.00000000 $1,000.00000000
M-4 362334EG5 $1,000.00000000 $0.00000000 $4.54948329 $0.00000000 $1,000.00000000
M-5 362334EH3 $1,000.00000000 $0.00000000 $4.56614990 $0.00000000 $1,000.00000000
M-6 362334EJ9 $1,000.00000000 $0.00000000 $4.63281684 $0.00000000 $1,000.00000000
B-1 362334EK6 $1,000.00000000 $0.00000000 $5.08281637 $0.00000000 $1,000.00000000
B-2 362334EQ3 $1,000.00000000 $0.00000000 $5.00000000 $0.00000000 $1,000.00000000
B-3 362334ER1 $1,000.00000000 $0.00000000 $5.00000000 $0.00000000 $1,000.00000000
B-4 362334ES9 $1,000.00000000 $0.00000000 $5.00000000 $0.00000000 $1,000.00000000
B-5 362334ET7 $1,000.00000000 $0.00000000 $5.00000000 $0.00000000 $1,000.00000000
CE 362334EN0 $1,000.00000000 $0.00000000 $97.99618630 $0.00000000 $1,000.00000000
P 362334EP5 N/A N/A N/A N/A N/A
R 362334EM2 N/A N/A N/A N/A N/A
R-X 362334EL4 N/A N/A N/A N/A N/A
GSAMP TRUST 2006-NC1
Mortgage Pass-Through Certificates, Series 2006-NC1
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
25-May-06
GSAMP TRUST 2006-NC1
Mortgage Pass-Through Certificates, Series 2006-NC1
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Beginning
Interest
Allocation of
Total
Unpaid
Margin or
Unpaid Interest
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest
Interest
Class
Fix Rate
Amounts (1)
PT Rate
Relief Act
Paid
Unpaid
Paid (2)
Amounts
A-1 5.02938% $0.00 $1,236,546.83 $0.00 $0.00 $0.00 $0.00 $1,236,546.83 $0.00
A-2 5.13938% $0.00 $963,441.02 $0.00 $0.00 $0.00 $0.00 $963,441.02 $0.00
A-3 5.24938% $0.00 $186,199.88 $0.00 $0.00 $0.00 $0.00 $186,199.88 $0.00
M-1 5.31938% $0.00 $102,898.97 $0.00 $0.00 $0.00 $0.00 $102,898.97 $0.00
M-2 5.33938% $0.00 $96,927.54 $0.00 $0.00 $0.00 $0.00 $96,927.54 $0.00
M-3 5.35938% $0.00 $57,421.29 $0.00 $0.00 $0.00 $0.00 $57,421.29 $0.00
M-4 5.45938% $0.00 $50,362.78 $0.00 $0.00 $0.00 $0.00 $50,362.78 $0.00
M-5 5.47938% $0.00 $48,921.73 $0.00 $0.00 $0.00 $0.00 $48,921.73 $0.00
M-6 5.55938% $0.00 $44,669.62 $0.00 $0.00 $0.00 $0.00 $44,669.62 $0.00
B-1 6.09938% $0.00 $47,193.95 $0.00 $0.00 $0.00 $0.00 $47,193.95 $0.00
B-2 6.00000% $0.00 $50,000.00 $0.00 $0.00 $0.00 $0.00 $50,000.00 $0.00
B-3 6.00000% $0.00 $32,140.00 $0.00 $0.00 $0.00 $0.00 $32,140.00 $0.00
B-4 6.00000% $0.00 $26,785.00 $0.00 $0.00 $0.00 $0.00 $26,785.00 $0.00
B-5 6.00000% $0.00 $35,710.00 $0.00 $0.00 $0.00 $0.00 $35,710.00 $0.00
(1) Includes interest thereon
(2) Includes Applied Loss Amounts paid below
Applied Realized Loss Amount Detail:
Beginning
Applied
Applied
Current
Ending
Applied
Loss Amounts
Loss Amounts
Period
Applied
Class
Loss Amounts
Paid
Recoverd
Applied Losses
Loss Amounts
M-1 $0.00 $0.00 $0.00 $0.00 $0.00
M-2 $0.00 $0.00 $0.00 $0.00 $0.00
M-3 $0.00 $0.00 $0.00 $0.00 $0.00
M-4 $0.00 $0.00 $0.00 $0.00 $0.00
M-5 $0.00 $0.00 $0.00 $0.00 $0.00
M-6 $0.00 $0.00 $0.00 $0.00 $0.00
B-1 $0.00 $0.00 $0.00 $0.00 $0.00
B-2 $0.00 $0.00 $0.00 $0.00 $0.00
B-3 $0.00 $0.00 $0.00 $0.00 $0.00
B-4 $0.00 $0.00 $0.00 $0.00 $0.00
B-5 $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
25-May-06
GSAMP TRUST 2006-NC1
Mortgage Pass-Through Certificates, Series 2006-NC1
STATEMENT TO CERTIFICATEHOLDERS
Excess Reserve Fund Account:
Miscellaneous:
Beginning Balance 0.00 Cumulative Recoveries 0.00
Deposit : required deposit from waterfall 0.00 Current P&I Advances 973,073.14
Withdrawal: for Basis Risk shortfalls 0.00 Outstanding P&I Advances 1,100,903.16
Ending Balance 0.00
Reconciliation:
Supplemental Interest Trust:
Available funds (A):
Deposit: Net Swap Receipt 0.00 Servicer remittance 18,296,321.75
Deposit: Termination Payment to trust 0.00 Net SWAP Receipts from Swap provider 0.00
Deposit / Withdrawal : Net Swap Payments to swap provider 75,598.78 18,296,321.75
Deposit / Withdrawal : Trust Termination Payment to swap provider (0.00) Distributions (B):
Withdrawal : to pay Unpaid Interest on certificates 0.00 Trustee fee 2,038.69
Withdrawal : to pay principal on certificates 0.00 Net SWAP Payments to SWAP provider from Swap Trust 75,598.78
Withdrawal : to pay Upper Tier Carryforward Amounts 0.00 Total interest distributed 4,067,465.48
Withdrawal : to pay Basis Risk shortfalls 0.00 Total principal distributed 14,151,218.80
Withdrawal : to pay Swap provider Default Termination payment 0.00 18,296,321.75
Withdrawal : to CE, remaining amounts 0.00
(A) - (B): 0.00
ACCOUNT ACTIVITY

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
25-May-06
GSAMP TRUST 2006-NC1
Mortgage Pass-Through Certificates, Series 2006-NC1
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 4,889,647.92 Senior Enhancement Percentage (final) 19.920%
B) Ending collateral balance 684,826,866.01 Senior Enhancement Percentage for purposes of Stepdown 19.920%
C) Current Delinquency Rate (A/B) 0.714%
D) Rolling Three Month Delinquency Rate 0.238% The later of:
E) Senior Enhancement Percentage for Trigger 19.517% 1) the earlier of a) March 2009 NO
F) Applicable % 41.600% b) First payment date when Seniors are reduced to zero. NO
G) Applicable % times Senior Enhancement Percentage 8.119% 2) Date when Senior Enhancement % >= 38.2% NO
H) Cumulative Realized Losses 0.00
NO
I) Original Collateral Balance 714,239,486.23
J) Cumulative Loss % ( I / J) 0.000%
Overcollateralization:
K) Applicable Cumulative Loss Limit % (not applicable until March 2008) 100.000% Ending Overcollateralization Amount 8,928,486.23
Specified Overcollateralization Amount 8,928,486.23
A Trigger Event will occur if either (1) or (2) is True: Ending Overcollateralization deficiency amount 0.00
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit (D > = G). NO Overcollateralization release amount 0.00
2) Cumulative Loss % exceeds applicable limit (J > K).
NO
NO
Excess interest distributions:
Excess available interest (A):
874,957.60
Event of Default
Relevant information:
1) As additional principal to certificates 0.00
A) Cumulatiave Loss % 0.00% 2) Unpaid Interest & Unpaid Realized Loss Amounts 0.00
B) Applicable Cumulative Loss Limit % (not applicable until March 2008) 100.00% 3) Basis Risk Payment to Excess Reserve Fund 0.00
NO
4) to Supp Interest Trust - Swap Term Payments 0.00
5) Remaining Amounts to CE 874,957.60
(B): 874,957.60
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
698,978,084.81
14,151,218.80
0.00
0.00
0.00
684,826,866.01
347,308.94
13,755,940.68
47,969.18
0.00
0.00
14,151,218.80
4,223,562.72
291,241.02
0.00
508.02
0.00
0.00
0.00
3,931,813.68
213,289.27
0.00
18,296,321.75
0.00
291,241.02
0.00
0.00
0.00
0.00
0.00
GROUP:
REMITTANCE SUMMARY
05/21/2006 10:58 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Recoveries
3,153
3,094
0.9786510000
7.25098%
6.74748%
12.28140%
0.00
0
0.00
0.00
0.00
0.00
8,249,050.96
36
0
0.00
GROUP:
05/21/2006 10:58 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Total
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
3,042
673,150,190.50
673,454,545.20
31
6,787,027.59
6,794,959.64
21
4,889,647.92
4,896,567.71
0
0.00
0.00
0
0.00
0.00
Delinquent
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
3,042
673,150,190.50
673,454,545.20
31
6,787,027.59
6,794,959.64
21
4,889,647.92
4,896,567.71
0
0.00
0.00
0
0.00
0.00
Bankruptcy
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
GROUP:
DELINQUENCY SUMMARY
05/21/2006 10:58 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Foreclosure
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
REO
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
05/21/2006 10:58 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance
%
0K to 99.99K
343 20,831,527.00 3.04%
100K to 199.99K
1,210 184,572,786.88 26.95%
200K to 299.99K
892 220,395,030.49 32.18%
300K to 399.99K
422 144,697,002.99 21.13%
400K to 499.99K
144 64,212,822.89 9.38%
500K to 599.99K
53 28,805,454.18 4.21%
600K to 699.99K
16 10,448,408.78 1.53%
700K to 799.99K
11 8,095,216.25 1.18%
800K to 899.99K
1 833,914.27 0.12%
900K to 999.99K
2 1,934,702.28 0.28%
Total
3,094
684,826,866.01
100.00%
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
Balance
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
240.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K 800K to 899.99K
900K to 999.99K
Balance
05/21/2006 10:58 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
5.00% - 5.49%
10 2,415,732.07 0.35%
5.50% - 5.99%
172 49,081,191.75 7.17%
6.00% - 6.49%
403 100,781,085.37 14.72%
6.50% - 6.99%
681 166,294,259.99 24.28%
7.00% - 7.49%
496 114,693,661.00 16.75%
7.50% - 7.99%
546 119,737,776.54 17.48%
8.00% - 8.49%
272 53,940,389.66 7.88%
8.50% - 8.99%
239 47,566,384.31 6.95%
9.00% - 9.49%
102 17,275,202.07 2.52%
9.50% - 9.99%
73 7,379,305.87 1.08%
10.00% - 10.49%
25 1,738,631.09 0.25%
10.50% - 10.99%
32 1,893,739.73 0.28%
11.00% - 11.49%
22 1,024,867.82 0.15%
11.50% - 11.99%
13 522,036.15 0.08%
12.00% - 12.49%
7 445,545.01 0.07%
13.00% - 13.49%
1 37,057.58 0.01%
Total
3,094
684,826,866.01
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.24%
Count
Balance ($)
%
3.00% - 3.99%
3 288,059.14 0.05%
4.00% - 4.99%
1 202,699.63 0.04%
5.00% - 5.99%
1,326 323,809,426.95 59.92%
6.00% - 6.99%
819 199,197,143.50 36.86%
7.00% - 7.99%
80 16,680,550.56 3.09%
8.00% - 8.99%
1 265,139.22 0.05%
Total
2,230
540,443,019.00
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 6.06%
Count
Balance ($)
%
5.00% - 5.99%
167 48,086,684.23 8.90%
6.00% - 6.99%
780 201,990,580.61 37.38%
7.00% - 7.99%
809 189,008,027.93 34.97%
8.00% - 8.99%
385 83,638,028.47 15.48%
9.00% - 9.99%
81 16,696,213.27 3.09%
10.00% - 10.99%
7 892,020.49 0.17%
11.00% - 11.99%
1 131,464.00 0.02%
Total
2,230
540,443,019.00
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 7.21%
05/21/2006 10:58 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
12.00% - 12.99%
171 48,716,623.63 9.01%
13.00% - 13.99%
778 201,596,529.32 37.30%
14.00% - 14.99%
810 189,367,527.78 35.04%
15.00% - 15.99%
383 83,197,235.70 15.39%
16.00% - 16.99%
80 16,541,618.08 3.06%
17.00% - 17.99%
7 892,020.49 0.17%
18.00% - 18.99%
1 131,464.00 0.02%
Total
2,230
540,443,019.00
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.21%
Count
Balance ($)
%
6
2,230 540,443,019.00 100.00%
Total
2,230
540,443,019.00
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
2,230 540,443,019.00 100.00%
Total
2,230
540,443,019.00
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
6 Month LIBOR
2,230 540,443,019.00 100.00%
Total
2,230
540,443,019.00
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
122 32,383,253.88 4.73%
3 Units
22 6,851,703.19 1.00%
4 Units
34 12,411,469.52 1.81%
Condominium
226 51,504,041.64 7.52%
High Rise Condo
7 1,414,462.38 0.21%
Low Rise Condo
43 4,906,992.44 0.72%
Planned Unit Development
453 98,121,792.19 14.33%
Single Family
2,186 477,134,734.03 69.67%
Townhouse
1 98,416.74 0.01%
Total
3,094
684,826,866.01
100.00%
Property Type
Type
05/21/2006 10:58 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
2005
1,807 406,313,421.27 59.33%
2006
1,287 278,513,444.74 40.67%
Total
3,094
684,826,866.01
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
5.00% - 9.99%
1 62,586.08 0.01%
10.00% - 14.99%
4 356,730.04 0.05%
100.0% - 105.0%
6 1,393,341.68 0.20%
15.00% - 19.99%
15 640,108.10 0.09%
20.00% - 24.99%
155 7,116,209.87 1.04%
25.00% - 29.99%
17 2,237,078.37 0.33%
30.00% - 34.99%
28 3,840,940.37 0.56%
35.00% - 39.99%
36 5,790,192.68 0.85%
40.00% - 44.99%
52 8,612,606.43 1.26%
45.00% - 49.99%
72 13,371,663.16 1.95%
50.00% - 54.99%
161 29,559,917.08 4.32%
55.00% - 59.99%
170 34,875,246.95 5.09%
60.00% - 64.99%
217 50,022,603.11 7.30%
65.00% - 69.99%
213 52,963,543.75 7.73%
70.00% - 74.99%
225 52,818,056.57 7.71%
75.00% - 79.99%
205 48,492,147.06 7.08%
80.00% - 84.99%
1,102 274,768,826.66 40.12%
85.00% - 89.99%
174 42,523,745.52 6.21%
90.00% - 94.99%
193 45,319,575.71 6.62%
95.00% - 99.99%
48 10,061,746.82 1.47%
Total
3,094 684,826,866.01 100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 73
Count
Balance ($)
%
97 - 120
1 53,677.83 0.01%
169 - 192
54 6,553,926.66 0.96%
217 - 240
24 2,656,157.64 0.39%
289 - 312
3 627,565.89 0.09%
337 - 360
1,915 399,577,788.33 58.35%
457 - 480
1,097 275,357,749.66 40.21%
Total
3,094
684,826,866.01
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 400
05/21/2006 10:58 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
97 - 120
1 53,677.83 0.01%
169 - 192
54 6,553,926.66 0.96%
217 - 240
24 2,656,157.64 0.39%
289 - 312
3 627,565.89 0.09%
337 - 360
3,012 674,935,537.99 98.56%
Total
3,094
684,826,866.01
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 352
Count
Balance ($)
%
97 - 120
1 53,677.83 0.01%
169 - 192
54 6,553,926.66 0.96%
217 - 240
24 2,656,157.64 0.39%
289 - 312
3 627,565.89 0.09%
337 - 360
1,915 399,577,788.33 58.35%
457 - 480
1,097 275,357,749.66 40.21%
Total
3,094
684,826,866.01
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 406
Count
Balance ($)
%
97 - 120
1 53,677.83 0.01%
169 - 192
54 6,553,926.66 0.96%
217 - 240
24 2,656,157.64 0.39%
289 - 312
3 627,565.89 0.09%
337 - 360
3,012 674,935,537.99 98.56%
Total
3,094
684,826,866.01
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 358
05/21/2006 10:58 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
ALABAMA
3 318,908.61 0.05%
ALASKA
4 731,613.47 0.11%
ARIZONA
247 46,073,980.45 6.73%
ARKANSAS
13 1,414,694.79 0.21%
CALIFORNIA
932 273,533,644.93 39.94%
COLORADO
47 9,096,521.16 1.33%
CONNECTICUT
24 4,681,309.88 0.68%
DELAWARE
5 1,019,458.58 0.15%
DISTRICT OF COLUMBIA
9 2,485,942.04 0.36%
FLORIDA
551 98,192,044.55 14.34%
GEORGIA
35 5,498,586.89 0.80%
HAWAII
68 19,414,960.01 2.84%
IDAHO
12 1,731,348.06 0.25%
ILLINOIS
94 18,753,011.16 2.74%
INDIANA
5 504,721.81 0.07%
IOWA
2 197,939.04 0.03%
KANSAS
7 965,080.67 0.14%
KENTUCKY
7 923,080.84 0.13%
LOUISIANA
8 816,286.05 0.12%
MAINE
15 2,367,638.09 0.35%
MARYLAND
68 14,127,486.21 2.06%
MASSACHUSETTS
60 13,525,240.24 1.97%
MICHIGAN
35 5,093,988.16 0.74%
MINNESOTA
67 11,969,171.28 1.75%
MISSISSIPPI
10 1,217,746.08 0.18%
MISSOURI
13 1,963,094.12 0.29%
MONTANA
11 1,462,303.80 0.21%
NEBRASKA
2 192,394.51 0.03%
NEVADA
99 19,197,439.63 2.80%
NEW HAMPSHIRE
16 3,045,141.43 0.44%
NEW JERSEY
80 17,500,335.58 2.56%
NEW MEXICO
4 971,657.74 0.14%
NEW YORK
133 37,583,821.78 5.49%
NORTH CAROLINA
4 483,003.04 0.07%
NORTH DAKOTA
2 146,221.43 0.02%
OHIO
17 2,371,400.99 0.35%
OKLAHOMA
3 245,706.97 0.04%
OREGON
53 8,663,175.47 1.27%
PENNSYLVANIA
37 6,361,163.99 0.93%
RHODE ISLAND
15 2,803,490.09 0.41%
SOUTH CAROLINA
3 365,645.24 0.05%
TENNESSEE
30 3,763,395.32 0.55%
TEXAS
120 15,832,440.00 2.31%
UTAH
14 2,765,590.74 0.40%
VERMONT
1 114,453.49 0.02%
VIRGINIA
52 13,013,546.77 1.90%
WASHINGTON
42 9,276,102.75 1.35%
WEST VIRGINIA
1 152,585.31 0.02%
WISCONSIN
13 1,737,817.30 0.25%
WYOMING
1 160,535.47 0.02%
Total
3,094
684,826,866.01
100.00%
Geographic Distribution by State
State
05/21/2006 10:58 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
0
5
10
15
20
25
30
35
40
CALIFORNIA
FLORIDA
ARIZONA
NEW YORK
HAWAII
NEVADA
ILLINOIS
NEW JERSEY
TEXAS
MARYLAND
MASSACHUSETTS
VIRGINIA
MINNESOTA
WASHINGTON
COLORADO
OREGON
PENNSYLVANIA
GEORGIA
MICHIGAN
CONNECTICUT
TENNESSEE
NEW HAMPSHIRE
RHODE ISLAND
UTAH
DISTRICT OF
COLUMBIA
OHIO
MAINE
MISSOURI
WISCONSIN
IDAHO
MONTANA
ARKANSAS
MISSISSIPPI
DELAWARE
NEW MEXICO
KANSAS
KENTUCKY
LOUISIANA
ALASKA
INDIANA
NORTH CAROLINA
SOUTH CAROLINA
ALABAMA
OKLAHOMA
IOWA
NEBRASKA
WYOMING
WEST VIRGINIA
NORTH DAKOTA
VERMONT
%
Collateral Balance Distribution by State
GROUP 1
05/21/2006 10:58 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
DELINQUENCY HISTORY REPORT - SIX MONTHS
March 2006
April 2006
May 2006
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
3 600,257.88 31 7,022,426.72 31 6,787,027.59
60 - 89 days
0 0.00 0 0.00 21 4,889,647.92
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
3/
1/
20
06
4/
1/
20
06
5/
1/
20
06
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
06
Balance ($)
60 - 89 days
05/21/2006 10:58 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
CPR / CDR HISTORY REPORT - SIX MONTHS
Current
Percentage
Amount ($)
21.30%
13,803,909.86
21.30%
13,803,909.86
3 Month
Percentage
Amount ($)
14.98%
5,178,980.10
14.98%
5,178,980.10
Life CPR
Percentage
Amount ($)
14.98% 14.98%
Voluntary Constant Prepayment Rates (CPR)
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
3 Month
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00%
Constant Default Rates (CDR)
05/21/2006 10:58 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/1/2006 4/1/2006 5/1/2006
Group 1
Total
Percentage
Current CPR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
3/1/2006 4/1/2006 5/1/2006
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
3/1/2006 4/1/2006 5/1/2006
Group 1
Total
Percentage
Current CDR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
3/1/2006 4/1/2006 5/1/2006
Group 1
Total
Amount ($)
05/21/2006 10:58 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
BANKRUPTCY LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
05/21/2006 10:58 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
FORECLOSURE LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
05/21/2006 10:58 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
05/21/2006 10:58 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
59 13,802,559.00 13,755,940.68 0.00 698,978,084.81
1.97%
98.03%
1
Prepayment 1.97%
Liquidation 0.00%
Beginning Balance 98.03%
Total: 100.00%
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
15494784 133,000.00 132,449.67 132,368.75 0.00 0.00 0.00 Voluntary PIF 04/24/2006 80.92 8.725%
0.000%
15494800 198,000.00 197,060.64 196,922.82 0.00 0.00 0.00 Voluntary PIF 04/18/2006 137.82 8.050%
0.000%
15495047 238,500.00 237,078.11 236,895.28 0.00 0.00 0.00 Voluntary PIF 04/07/2006 182.83 7.590%
0.000%
15561046 183,450.00 182,675.44 182,561.01 0.00 0.00 0.00 Voluntary PIF 04/21/2006 114.43 8.600%
0.000%
15561087 189,000.00 188,143.09 188,017.27 0.00 0.00 0.00 Voluntary PIF 04/24/2006 125.82 8.275%
0.000%
15561145 400,000.00 398,608.10 398,370.13 0.00 0.00 0.00 Voluntary PIF 04/03/2006 237.97 8.800%
0.000%
15561897 150,000.00 149,089.42 148,956.37 0.00 0.00 0.00 Voluntary PIF 04/15/2006 133.05 6.800%
0.000%
15562259 185,000.00 184,286.69 184,181.81 0.00 0.00 0.00 Voluntary PIF 04/05/2006 104.88 9.075%
0.000%
15562374 380,000.00 379,774.96 379,774.96 0.00 0.00 0.00 Voluntary PIF 04/03/2006 0.00 8.675%
0.000%
15563380 225,000.00 224,298.06 224,154.70 0.00 0.00 0.00 Voluntary PIF 04/11/2006 143.36 8.425%
0.000%
15564396 286,000.00 284,731.85 284,515.78 0.00 0.00 0.00 Voluntary PIF 04/03/2006 216.07 7.600%
0.000%
15564842 326,000.00 324,510.37 324,207.58 0.00 0.00 0.00 Voluntary PIF 04/27/2006 302.79 6.500%
0.000%
15565682 265,000.00 263,849.18 263,615.11 0.00 0.00 0.00 Voluntary PIF 04/06/2006 234.07 6.763%
0.000%
15566938 500,000.00 497,769.79 497,316.33 0.00 0.00 0.00 Voluntary PIF 04/13/2006 453.46 6.625%
0.000%
15567936 319,000.00 318,386.24 318,386.24 0.00 0.00 0.00 Voluntary PIF 04/24/2006 0.00 5.500%
0.000%
15567951 164,850.00 162,637.15 162,509.70 0.00 0.00 0.00 Voluntary PIF 04/06/2006 127.45 7.900%
0.000%
15570088 343,000.00 342,999.89 342,999.89 0.00 0.00 0.00 Voluntary PIF 04/04/2006 0.00 6.500%
0.000%
15570195 292,000.00 292,000.00 292,000.00 0.00 0.00 0.00 Voluntary PIF 04/15/2006 0.00 6.990%
0.000%
15570765 98,500.00 98,018.85 97,896.78 0.00 0.00 0.00 Voluntary PIF 04/27/2006 122.07 7.125%
0.000%
15571441 346,000.00 345,569.75 345,460.44 0.00 0.00 0.00 Voluntary PIF 04/24/2006 109.31 7.750%
0.000%
15572084 136,000.00 135,661.53 135,609.57 0.00 0.00 0.00 Voluntary PIF 04/27/2006 51.96 7.130%
0.000%
15573496 364,000.00 361,915.56 361,610.69 0.00 0.00 0.00 Voluntary PIF 04/06/2006 304.87 7.100%
0.000%
15574452 276,300.00 274,353.77 274,138.51 0.00 0.00 0.00 Voluntary PIF 04/03/2006 215.26 7.550%
0.000%
15574585 139,390.00 138,737.54 138,604.96 0.00 0.00 0.00 Voluntary PIF 04/25/2006 132.58 6.375%
0.000%
05/21/2006 10:58 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
15593395 163,000.00 163,000.00 163,000.00 0.00 0.00 0.00 Voluntary PIF 04/06/2006 0.00 7.950%
0.000%
15594104 261,000.00 259,541.51 259,328.11 0.00 0.00 0.00 Voluntary PIF 04/17/2006 213.40 7.225%
0.000%
15594898 296,000.00 294,775.52 294,566.78 0.00 0.00 0.00 Voluntary PIF 04/12/2006 208.74 7.950%
0.000%
15595051 50,000.00 49,825.08 49,795.18 0.00 0.00 0.00 Voluntary PIF 04/11/2006 29.90 8.775%
0.000%
15595309 44,780.00 44,652.10 44,630.55 0.00 0.00 0.00 Voluntary PIF 04/28/2006 21.55 9.840%
0.000%
15596141 297,000.00 296,115.12 295,934.30 0.00 0.00 0.00 Voluntary PIF 04/19/2006 180.82 8.650%
0.000%
15596174 205,500.00 204,904.39 204,783.63 0.00 0.00 0.00 Voluntary PIF 04/05/2006 120.76 5.500%
0.000%
15596273 179,900.00 179,576.75 179,510.92 0.00 0.00 0.00 Voluntary PIF 04/28/2006 65.83 7.250%
0.000%
15596844 92,000.00 91,573.47 91,486.79 0.00 0.00 0.00 Voluntary PIF 04/15/2006 86.68 6.425%
0.000%
15597172 248,000.00 247,487.66 247,383.46 0.00 0.00 0.00 Voluntary PIF 04/15/2006 104.20 6.750%
0.000%
15597636 100,000.00 99,793.39 99,751.37 0.00 0.00 0.00 Voluntary PIF 04/18/2006 42.02 6.750%
0.000%
15597719 258,000.00 257,542.87 257,449.77 0.00 0.00 0.00 Voluntary PIF 04/27/2006 93.10 7.300%
0.000%
15597966 360,000.00 359,554.49 359,463.48 0.00 0.00 0.00 Voluntary PIF 04/04/2006 91.01 8.550%
0.000%
15598139 160,259.00 159,837.52 159,730.35 0.00 0.00 0.00 Voluntary PIF 04/06/2006 107.17 8.150%
0.000%
15598857 170,000.00 169,250.54 169,061.02 0.00 0.00 0.00 Voluntary PIF 04/17/2006 189.52 5.500%
0.000%
15599020 228,000.00 227,733.89 227,679.50 0.00 0.00 0.00 Voluntary PIF 04/07/2006 54.39 8.750%
0.000%
15599145 276,800.00 276,362.41 276,251.43 0.00 0.00 0.00 Voluntary PIF 04/17/2006 110.98 6.900%
0.000%
15599491 325,000.00 324,527.61 324,407.74 0.00 0.00 0.00 Voluntary PIF 04/27/2006 119.87 7.200%
0.000%
15599574 240,000.00 239,352.66 239,188.11 0.00 0.00 0.00 Voluntary PIF 04/04/2006 164.55 8.025%
0.000%
15600331 341,100.00 340,713.39 340,634.35 0.00 0.00 0.00 Voluntary PIF 04/15/2006 79.04 8.850%
0.000%
15600521 213,000.00 212,689.93 212,626.67 0.00 0.00 0.00 Voluntary PIF 04/07/2006 63.26 7.990%
0.000%
15601941 255,000.00 254,687.41 254,607.99 0.00 0.00 0.00 Voluntary PIF 04/17/2006 79.42 7.800%
0.000%
15603236 347,200.00 346,826.20 346,731.14 0.00 0.00 0.00 Voluntary PIF 04/19/2006 95.06 8.250%
0.000%
15603657 254,440.00 254,014.78 253,906.99 0.00 0.00 0.00 Voluntary PIF 04/11/2006 107.79 6.700%
0.000%
15604457 240,500.00 240,213.54 240,140.75 0.00 0.00 0.00 Voluntary PIF 04/12/2006 72.79 7.900%
0.000%
15604705 193,000.00 192,635.04 192,542.61 0.00 0.00 0.00 Voluntary PIF 04/18/2006 92.43 6.250%
0.000%
15605165 160,000.00 159,993.11 159,993.11 0.00 0.00 0.00 Voluntary PIF 04/20/2006 0.00 6.650%
0.000%
15606908 116,200.00 116,129.95 116,112.06 0.00 0.00 0.00 Voluntary PIF 04/05/2006 17.89 10.200%
0.000%
15608581 183,750.00 183,546.33 183,494.55 0.00 0.00 0.00 Voluntary PIF 04/13/2006 51.78 8.150%
0.000%
15608763 236,000.00 235,702.28 235,626.65 0.00 0.00 0.00 Voluntary PIF 04/26/2006 75.63 7.700%
0.000%
15609118 295,200.00 294,904.94 294,834.88 0.00 0.00 0.00 Voluntary PIF 04/21/2006 70.06 8.750%
0.000%
15609514 150,000.00 147,837.61 147,788.76 0.00 0.00 0.00 Voluntary PIF 04/03/2006 48.85 8.925%
0.000%
15609761 183,540.00 182,629.15 182,495.61 0.00 0.00 0.00 Voluntary PIF 04/06/2006 133.54 7.825%
0.000%
15610066 140,400.00 140,023.18 139,927.39 0.00 0.00 0.00 Voluntary PIF 04/03/2006 95.79 8.050%
0.000%
15612526 400,000.00 400,000.00 400,000.00 0.00 0.00 0.00 Voluntary PIF 04/15/2006 0.00 6.990%
0.000%
Total:
59
13,802,559.00
13,762,559.47
6,618.79
13,755,940.68
0.00
0.00
0.00
05/21/2006 10:58 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Loan Detail Report
#
The trustee is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL MODIFICATIONS, EXTENTIONS, WAIVERS LOAN DETAIL REPORT
05/21/2006 10:58 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-NC1, Mortgage Pass-Through Certificates, Series 2006-NC1
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Loan Detail Report
#
The trustee is not aware of any material breaches of pool asset representations or warranties or transaction covenants. #
MATERIAL BREACHES LOAN DETAIL REPORT
05/21/2006 10:58 am